NET LOSS PER COMMON SHARE (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
NET LOSS PER COMMON SHARE
Basic and diluted net loss per common share (in dollars per share)	$ (0.94)	$ (18.26)	$ (18.26)	$ (4.06)